Pioneer Select Mid Cap Growth Fund
Schedule of Investments  |  August 31, 2024

A: PGOFX	C: GOFCX	K: PSMKX	R: PGRRX	Y: GROYX

Schedule of Investments  |  8/31/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 99.8% of Net Assets
	Aerospace & Defense — 1.7%
67,010(a)	Axon Enterprise, Inc.	$ 24,456,640
	Total Aerospace & Defense	$24,456,640

	Beverages — 0.6%
213,408(a)	Celsius Holdings, Inc.	$ 8,115,906
	Total Beverages	$8,115,906

	Biotechnology — 6.4%
68,061(a)	Alnylam Pharmaceuticals, Inc.	$ 17,878,944
343,345(a)	Natera, Inc.	40,603,980
409,752(a)	Vaxcyte, Inc.	33,091,571
	Total Biotechnology	$91,574,495

	Building Products — 3.0%
144,737(a)	Builders FirstSource, Inc.	$ 25,184,238
28,795	Simpson Manufacturing Co., Inc.	5,271,213
189,254(a)	Trex Co., Inc.	12,063,050
	Total Building Products	$42,518,501

	Capital Markets — 6.5%
547,327	Marex Group Plc	$ 13,502,557
63,963	MSCI, Inc.	37,136,278
951,899(a)	Robinhood Markets, Inc., Class A	19,152,208
192,306	Tradeweb Markets, Inc., Class A	22,738,262
	Total Capital Markets	$92,529,305

	Chemicals — 0.7%
27,624	Sherwin-Williams Co.	$ 10,203,477
	Total Chemicals	$10,203,477

	Communications Equipment — 2.2%
45,114(a)	Arista Networks, Inc.	$ 15,942,385
34,537	Motorola Solutions, Inc.	15,266,736
	Total Communications Equipment	$31,209,121

	Construction Materials — 1.5%
239,862	CRH Plc	$ 21,772,274
	Total Construction Materials	$21,772,274

	Containers & Packaging — 0.4%
737,668(a)	Ranpak Holdings Corp.	$ 5,230,066
	Total Containers & Packaging	$5,230,066

1Pioneer Select Mid Cap Growth Fund | 8/31/24

Shares		Value
	Electrical Equipment — 3.1%
5,372	Rockwell Automation, Inc.	$ 1,461,345
509,627	Vertiv Holdings Co., Class A	42,314,330
	Total Electrical Equipment	$43,775,675

	Electronic Equipment, Instruments & Components — 2.7%
331,557	Amphenol Corp., Class A	$ 22,363,520
503,442(a)	Flex, Ltd.	16,356,830
	Total Electronic Equipment, Instruments & Components	$38,720,350

	Entertainment — 1.4%
58,189(a)	Spotify Technology S.A.	$ 19,951,844
	Total Entertainment	$19,951,844

	Ground Transportation — 2.3%
118,777	ArcBest Corp.	$ 12,625,995
131,897	TFI International, Inc.	19,537,903
	Total Ground Transportation	$32,163,898

	Health Care Equipment & Supplies — 5.7%
18,300(a)	IDEXX Laboratories, Inc.	$ 8,808,339
54,873(a)	Inspire Medical Systems, Inc.	9,867,263
82,509(a)	Insulet Corp.	16,730,350
50,488(a)	Penumbra, Inc.	10,214,732
142,408	ResMed, Inc.	34,892,808
	Total Health Care Equipment & Supplies	$80,513,492

	Health Care Providers & Services — 2.2%
32,888	McKesson Corp.	$ 18,452,799
37,600(a)	Molina Healthcare, Inc.	13,152,104
	Total Health Care Providers & Services	$31,604,903

	Health Care Technology — 1.4%
92,896(a)	Veeva Systems, Inc., Class A	$ 20,106,410
	Total Health Care Technology	$20,106,410

	Hotels, Restaurants & Leisure — 4.3%
412,570(a)	Chipotle Mexican Grill, Inc.	$ 23,136,925
383,340(a)	DraftKings, Inc., Class A	13,225,230
1,123,708(a)	Genius Sports, Ltd.	8,562,655
484,287(a)	Viking Holdings, Ltd.	16,247,829
	Total Hotels, Restaurants & Leisure	$61,172,639

Pioneer Select Mid Cap Growth Fund | 8/31/242

Schedule of Investments  |  8/31/24
(unaudited) (continued)
Shares		Value
	Household Durables — 1.5%
55,230(a)	TopBuild Corp.	$ 21,706,495
	Total Household Durables	$21,706,495

	Insurance — 0.5%
19,777	Everest Group, Ltd.	$ 7,757,331
	Total Insurance	$7,757,331

	Interactive Media & Services — 1.2%
544,910(a)	Pinterest, Inc., Class A	$ 17,458,916
	Total Interactive Media & Services	$17,458,916

	IT Services — 3.6%
330,367(a)	Cloudflare, Inc., Class A	$ 27,136,345
84,017(a)	MongoDB, Inc.	24,431,304
	Total IT Services	$51,567,649

	Life Sciences Tools & Services — 2.0%
115,466	Agilent Technologies, Inc.	$ 16,502,400
82,418(a)	Repligen Corp.	12,439,349
	Total Life Sciences Tools & Services	$28,941,749

	Media — 2.4%
324,732(a)	Trade Desk, Inc., Class A	$ 33,944,236
	Total Media	$33,944,236

	Oil, Gas & Consumable Fuels — 3.7%
498,087(a)	Antero Resources Corp.	$ 13,443,368
1,169,482	Comstock Resources, Inc.	12,431,594
115,221	Hess Corp.	15,907,411
371,028	Marathon Oil Corp.	10,629,952
	Total Oil, Gas & Consumable Fuels	$52,412,325

	Professional Services — 6.1%
179,839	Booz Allen Hamilton Holding Corp.	$ 28,554,837
1,298,983(a)	Clarivate Plc	8,911,023
108,590	Thomson Reuters Corp.	18,588,436
113,674	Verisk Analytics, Inc.	31,012,541
	Total Professional Services	$87,066,837

	Semiconductors & Semiconductor Equipment — 9.5%
212,520(a)	Advanced Micro Devices, Inc.	$ 31,571,971
32,985	ASM International NV	22,278,049
79,503(a)	Axcelis Technologies, Inc.	8,692,063
71,457	BE Semiconductor Industries NV	9,304,853
132,605(a)	Cirrus Logic, Inc.	19,319,223
377,759(a)	Credo Technology Group Holding, Ltd.	13,187,567
3Pioneer Select Mid Cap Growth Fund | 8/31/24

Shares		Value
	Semiconductors & Semiconductor Equipment — (continued)
13,835	Monolithic Power Systems, Inc.	$ 12,931,298
85,851(a)	Onto Innovation, Inc.	18,305,150
	Total Semiconductors & Semiconductor Equipment	$135,590,174

	Software — 10.0%
56,437(a)	CyberArk Software, Ltd.	$ 16,182,745
269,825(a)	Datadog, Inc., Class A	31,369,854
46,326(a)	HubSpot, Inc.	23,119,917
57,875(a)	Monday.com, Ltd.	15,388,384
330,704(a)	Palantir Technologies, Inc., Class A	10,410,562
229,945(a)	Procore Technologies, Inc.	13,628,840
435,965(a)	Samsara, Inc., Class A	17,905,083
29,305(a)	Synopsys, Inc.	15,226,292
	Total Software	$143,231,677

	Specialized REITs — 2.1%
270,021	Iron Mountain, Inc.	$ 30,582,578
	Total Specialized REITs	$30,582,578

	Specialty Retail — 4.8%
4,627(a)	AutoZone, Inc.	$ 14,720,708
129,330	Ross Stores, Inc.	19,478,391
59,734	Tractor Supply Co.	15,981,832
50,012(a)	Ulta Beauty, Inc.	17,646,234
	Total Specialty Retail	$67,827,165

	Technology Hardware, Storage & Peripherals — 2.6%
168,040(a)	Pure Storage, Inc., Class A	$ 8,618,772
433,701(a)	Western Digital Corp.	28,446,448
	Total Technology Hardware, Storage & Peripherals	$37,065,220

	Textiles, Apparel & Luxury Goods — 1.5%
159,652(a)	On Holding AG, Class A	$ 7,500,451
209,583(a)	Skechers USA, Inc., Class A	14,352,244
	Total Textiles, Apparel & Luxury Goods	$21,852,695

	Trading Companies & Distributors — 2.2%
31,087	WW Grainger, Inc.	$ 30,618,208
	Total Trading Companies & Distributors	$30,618,208

	Total Common Stocks (Cost $924,822,669)	$1,423,242,251

Pioneer Select Mid Cap Growth Fund | 8/31/244

Schedule of Investments  |  8/31/24
(unaudited) (continued)
Shares		Value

	SHORT TERM INVESTMENTS — 0.2% of Net Assets
	Open-End Fund — 0.2%
3,219,974(b)	Dreyfus Government Cash Management, Institutional Shares, 5.19%	$ 3,219,974
		$3,219,974

	TOTAL SHORT TERM INVESTMENTS (Cost $3,219,974)	$3,219,974

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $928,042,643)	$1,426,462,225
	OTHER ASSETS AND LIABILITIES — (0.0)%†	$(434,063)
	net assets — 100.0%	$1,426,028,162

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at August 31, 2024.
†	Amount rounds to less than 0.1%.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,423,242,251	$—	$—	$1,423,242,251
Open-End Fund	3,219,974	—	—	3,219,974
Total Investments in Securities	$1,426,462,225	$—	$—	$1,426,462,225
During the period ended August 31, 2024, there were no transfers in or out of Level 3.
5Pioneer Select Mid Cap Growth Fund | 8/31/24